Finance and operating leases - Minimum lease payments and receipts (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payments Finance Leases
2026	$ 27,178
2027	23,371
2028	18,769
2029	17,164
2030 and thereafter	3,047
Total minimum lease payments	89,529
Less: amount representing interest	(8,085)
Carrying amount of minimum lease payments	81,444
Less: current portion	(23,715)
Long term	$ 57,729
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Long-term portion of debt
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Long-Term Debt and Lease Obligation, Current
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term portion of debt
Payments Operating Leases
2026	$ 1,993
2027	1,580
2028	1,467
2029	1,321
2030 and thereafter	7,330
Total minimum lease payments	13,691
Less: amount representing interest	(2,498)
Carrying amount of minimum lease payments	11,193
Less: current portion	(1,495)	$ (1,771)
Long term	9,698	$ 11,441
Receipts Operating Leases
2026	5,641
2027	158
2028	158
2029	158
2030 and thereafter	1,012
Total minimum lease payments	$ 7,127